Note 4 - Other Assets	9 Months Ended
Sep. 30, 2015
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]

4. Other Assets

We entered into a Supply and Warranty Agreement and Master Assignment Agreement with Real Goods Solar, Inc. (“Real Goods”), pursuant to which Real Goods has agreed to perform certain warranty work. The terms of the agreement provide that an escrow account be established as a source of funds from which to satisfy our obligation to pay Real Goods for its fees and reimburse it for its expenses for this warranty work. In March 2011, we entered into an Escrow Agreement with Real Goods and deposited $200,000 into an escrow account.  In accordance to the Escrow Agreement, the escrow deposit will be released to us in the amount of $40,000, or one-fifth of the remaining escrow funds, per year after each of the fifth through the ninth anniversary of the escrow agreement, although we believe that the amount may be redeemed earlier. Real Goods returned $110,000 of the escrow amount in December 2014 and in June 2015, Real Goods returned the remaining $90,000 of the escrow amount as part of an agreement whereby Real Goods will no longer have any warranty or other obligations for the Andalay installations but our obligations will remain instead directly with SunRun.